Shareholders' Equity (Schedule of fair value assumptions) (Details)	6 Months Ended
Jun. 30, 2025
Shareholders' Equity [Abstract]
Dividend yield	0.00%
Expected volatility	62.00%
Risk-free interest rate	3.67%
Expected life (years)	4 years [1]
Vesting period (years)	1 year

[1]	Expected life for the periods presented was determined according to the simplified method. The Company determined that the simplified method is appropriate due to substantial changes in vesting periods of options granted which cause existing historical experience to be irrelevant to expectations for current grants.